UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22754

Morgan Creek Series Trust

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices)                                         (Zip Code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant’s Telephone Number, including area code	(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN CREEK TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value ($)

Long Positions 108.4%

Common Stocks 79.7%

Consumer Discretionary 12.0%

Automobiles 1.2%
Toyota Motor Corp. (ADR)	4,017	504,053

Diversified Consumer Services 0.7%
New Oriental Education & Technology Group, Inc. (ADR)*	14,872	303,538

Internet & Catalog Retail 3.5%
FTD Companies, Inc.*	8,040	279,953
Vipshop Holdings Ltd. (ADR)*	64,030	1,251,146
		1,531,099
Media 3.9%
Charter Communications, Inc. Class A*	2,267	377,728
Liberty Global PLC Series C*	7,808	377,204
Naspers Ltd. N Shares	4,100	537,009
Twenty-First Century Fox, Inc. Class A	9,789	375,947
		1,667,888
Textiles, Apparel & Luxury Goods 2.7%
China Dongxiang Group Co. Ltd.	6,654,000	1,184,131

Consumer Staples 1.9%

Food & Staples Retailing 0.9%
Walgreens Boots Alliance, Inc.	5,309	404,546

Tobacco 1.0%
Japan Tobacco, Inc.	15,500	430,656

Energy 6.3%

Energy Equipment & Services 1.0%
Halliburton Co.	10,858	427,045

Oil, Gas & Consumable Fuels 5.3%
Callon Petroleum Co.*	51,210	279,095
Cheniere Energy, Inc.*	4,698	330,739
Emerge Energy Services LP	7,981	430,974
EOG Resources, Inc.	3,434	316,169
Petroleo Brasileiro SA (ADR)	62,861	458,885
YPF SA (ADR)	19,309	511,109
		2,326,971
Financials 13.0%

Banks 10.9%
Banco Macro SA (ADR)	17,384	760,202
Eurobank Ergasias SA*	2,230,000	504,603
Mitsubishi UFJ Financial Group, Inc.	162,700	902,606
Resona Holdings, Inc.	158,500	809,702
Sberbank of Russia (ADR)	183,157	709,367
Shinsei Bank Ltd.	129,000	227,242
Sumitomo Mitsui Financial Group, Inc.	22,800	832,777
		4,746,499
Consumer Finance 1.1%
Ezcorp, Inc. Class A*	40,777	479,130

Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp.	2,256	223,005
Crown Castle International Corp.	2,544	200,213
		423,218
Health Care 7.2%

Biotechnology 2.1%
Chimerix, Inc.*	22,760	916,318

Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	3,812	477,605

Pharmaceuticals 4.0%
Flamel Technologies SA (ADR)*	25,428	435,581
Horizon Pharma PLC*	68,637	884,731
Valeant Pharmaceuticals International, Inc.*	2,752	393,839
		1,714,151
Industrials 21.5%

Aerospace & Defense 1.7%
Spirit AeroSystems Holdings, Inc. Class A*	8,230	354,219
TransDigm Group, Inc.	1,833	359,910
		714,129
Airlines 15.8%
American Airlines Group, Inc.	39,819	2,135,493
Delta Air Lines, Inc.	25,317	1,245,343
JetBlue Airways Corp.*	42,767	678,284
Republic Airways Holdings, Inc.*	60,973	889,596
Southwest Airlines Co.	13,884	587,571
United Continental Holdings, Inc.*	19,910	1,331,780
		6,868,067
Machinery 2.0%
Colfax Corp.*	5,811	299,673
IHI Corp.	113,000	582,076
		881,749
Professional Services 1.0%
Acacia Research Corp.	26,000	440,440

Road & Rail 1.0%
Avis Budget Group, Inc.*	6,248	414,430

Information Technology 13.1%

Internet Software & Services 4.9%
Alibaba Group Holding Ltd. (ADR)*	2,967	308,390
Autohome, Inc. (ADR)*	7,781	282,917
Bitauto Holdings Ltd. (ADR)*	4,682	329,660
Facebook, Inc. Class A*	4,574	356,863
Qihoo 360 Technology Co., Ltd. (ADR)*	5,087	291,282
Yahoo!, Inc.*	10,928	551,973
		2,121,085
IT Services 1.7%
FleetCor Technologies, Inc.*	2,447	363,893
MasterCard, Inc. Class A	4,504	388,065
		751,958

MORGAN CREEK TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)

Semiconductors & Semiconductor Equipment 3.1%
Micron Technology, Inc.*	38,112	1,334,301

Technology, Hardware, Storage & Peripherals 3.4%
Apple, Inc.	13,246	1,462,094

Materials 1.7%

Metals & Mining 1.7%
Hi-Crush Partners LP	11,600	359,948
US Silica Holdings, Inc.	15,371	394,881
		754,829
Telecommunication Services 1.5%

Wireless Telecommunication Services 1.5%
SBA Communications Corp. Class A*	1,948	215,761
VimpelCom Ltd. (ADR)	109,571	457,459
		673,220
Utilities 1.5%

Electric Utilities 1.5%
Pampa Energia SA (ADR)*	66,269	664,015
Total Common Stocks (Cost $30,777,941)		34,617,165

Warrants 1.3%

Financials 1.3%

Banks 1.3%
Alpha Bank AE, Expiration Date 12/10/2017*
(Cost $932,478)	497,162	565,496

Exchange-Traded Funds 16.6%
Direxion Daily S&P 500 Bull 3X Fund*	30,526	2,681,098
iShares 20+ Year Treasury Bond Fund	17,984	2,264,545
Market Vectors Russia Fund	53,703	785,138
ProShares UltraShort Yen Fund*	16,519	1,475,147
Total Exchange-Traded Funds (Cost $6,832,267)		7,205,928

Participatory Notes 4.3%

Consumer Discretionary 1.6%

Distributors 0.9%
Abdullah Al Othaim Markets (Issuer Morgan Stanley BV), Expiration Date 9/3/2015*	13,877	389,226

Hotels, Restaurants & Leisure 0.7%
Al Tayyar Travel Group (Issuer Morgan Stanley BV), Expiration Date 9/13/2016*	9,515	301,746

Financials 1.4%

Insurance 1.4%
BUPA Arabia (Issuer Morgan Stanley BV), Expiration Date 2/10/2016*	13,530	616,566

Materials 0.5%

Chemicals 0.5%
Yanbu National Petrochemicals Co. (Issuer Morgan Stanley BV), Expiration Date 12/15/2016*	18,171	232,437

Telecommunication Services 0.8%

Diversified Telecommunication Services 0.8%
Saudi Telecom Co. (Issuer Morgan Stanley BV), Expiration Date 7/25/2016*	19,062	334,002
Total Participatory Notes (Cost $1,740,846)		1,873,977

Short-Term Investments 6.5%
SSgA Prime Money Market Fund, 0.05% **
(Cost $2,820,385)	2,820,385	2,820,385

	% of Net Assets	Value ($)

Total Long Positions (Cost $43,103,917) †	108.4	47,082,951
Other Assets and Liabilities, Net	10.9	4,709,642
Securities Sold Short	(19.3)	(8,372,353)
Net Assets	100.0	43,420,240

†	The cost for federal income tax purposes was $43,812,616. At December 31, 2014, net unrealized appreciation for all securities based on tax cost was $3,270,335. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,200,952 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,930,617.

	Shares	Value ($)

Securities Sold Short 19.3%

Common Stocks 0.5%

Consumer Discretionary 0.5%

Specialty Retail 0.5%
hhgregg, Inc. (Proceeds $225,955)	30,000	227,100

Exchange-Traded Funds 18.8%
iShares MSCI ACWI ex-U.S. Fund	41,268	1,775,350
iShares Russell 2000 Fund	20,406	2,441,986
ProShares UltraPro QQQ Fund	40,307	3,927,917
Total Exchange-Traded Funds (Proceeds $7,385,720)		8,145,253
Total Securities Sold Short (Proceeds $7,611,675)		8,372,353

*	Non-income producing security.

**	Current yield; not a coupon rate.

ACWI	All Country World Index

ADR	American Depository Receipt

MSCI	Morgan Stanley Capital Institutional

Morgan Creek Tactical Allocation Fund
Notes to Schedule of Investments

Security Valuation

Investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the exchange is open for trading.

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2, and 3). Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Long positions for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short positions for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation. Equity securities are categorized as Level 1 securities.

Exchange-Traded Funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At December 31, 2014, there were no Level 3 classes of investments with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 – Valuations based primarily on inputs that are unobservable and significant (including the Portfolio’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$34,617,165	$—	$—	$34,617,165
Warrants	565,496	—	—	565,496
Exchange-Traded Funds	7,205,928	—	—	7,205,928
Participatory Notes (a)	1,873,977	—	—	1,873,977
Short-Term Investments	2,820,385	—	—	2,820,385
Total Investments	$47,082,951	$—	$—	$47,082,951

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short, at value	$(227,100)	$—	$—	$(227,100)
Exchange-Traded Funds Sold Short, at value	(8,145,253)	—	—	(8,145,253)
Total Investments	$(8,372,353)	$—	$—	$(8,372,353)

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.

(a) See Schedule of Investments for additional detailed categorizations.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Although the Fund’s investments are denominated in U.S. dollars, the Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Fund’s assets which are denominated in currencies other than the U.S. dollars. The Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

Short Sales

The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. However, the Fund may make short sales “against the box” without being subject to this limitation. In this type of short sale, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Series Trust

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman & President

Date	February 23, 2015

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 23, 2015